Property, Plant, and Equipment	12 Months Ended
Sep. 01, 2016
Property, Plant and Equipment [Abstract]
Property, Plant, and Equipment
Property, Plant, and Equipment

As of	2015	Additions	Retirements and Other	2016
Land	$88	$—	$57	$145
Buildings (includes $271 as of 2015 and $347 as of 2016 for capital leases)	5,358	1,340	(45)	6,653
Equipment(1) (includes $1,192 as of 2015 and $1,374 as of 2016 for capital leases)	21,020	5,541	(651)	25,910
Construction in progress(2)	436	79	(40)	475
Software	373	51	(2)	422
	27,275	7,011	(681)	33,605
Accumulated depreciation (includes $717 as of 2015 and $492 as of 2016 for capital leases)	(16,721)	(2,863)	665	(18,919)
	$10,554	$4,148	$(16)	$14,686

(1)	Included costs related to equipment not placed into service of $1.47 billion and $928 million, as of September 1, 2016 and September 3, 2015, respectively.

(2)	Included building-related construction and tool installation costs on assets not placed into service.

Depreciation expense was $2.86 billion, $2.55 billion, and $1.99 billion for 2016, 2015, and 2014, respectively. Other noncurrent assets included land held for development of $58 million as of September 3, 2015. As of September 1, 2016, production equipment, buildings, and land with an aggregate carrying value of $1.97 billion were pledged as collateral under various notes payable. Interest capitalized as part of the cost of property, plant, and equipment was $43 million, $20 million, and $4 million for 2016, 2015, and 2014, respectively.